Madison Short Term Strategic Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 65.8%	Par	Value
Communications - 6.5%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$612,530
Netflix, Inc., 6.38%, 05/15/2029	1,180,000	1,288,391
Sprint LLC, 7.63%, 03/01/2026	1,150,000	1,187,957
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,141,519
Total Communications		4,230,397

Consumer Discretionary - 1.8%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	429,425
Williams Scotsman, Inc., 6.13%, 06/15/2025 (a)	748,000	747,237
Total Consumer Discretionary		1,176,662

Consumer Staples - 2.1%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)	600,000	595,306
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	800,000	798,000
Total Consumer Staples		1,393,306

Energy - 5.0%
Kinder Morgan, Inc., 5.00%, 02/01/2029	100,000	102,133
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,173,376
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	795,777
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,158,049
Total Energy		3,229,335

Financials - 30.1%(b)
AerCap Ireland Capital DAC - Designated Activity Company / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,038,351
American Express Co., 4.20%, 11/06/2025	920,000	919,894
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	1,500,000	1,526,498
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,023,000	1,037,288
Boston Properties LP, 6.75%, 12/01/2027	715,000	755,838
Capital One Financial Corp., 3.80%, 01/31/2028	1,043,000	1,020,194
Discover Financial Services, 4.10%, 02/09/2027	1,348,000	1,335,704
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,188,000	1,196,511
Fiserv, Inc., 3.20%, 07/01/2026	920,000	902,960
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,248,971
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	973,000	1,028,590
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	575,000	545,434
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,227,804
KeyCorp, 4.10%, 04/30/2028	1,028,000	1,012,337
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	1,150,000	1,100,006
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,180,000	1,159,934
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,188,000	1,227,373
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	653,954
SBA Communications Corp., 3.88%, 02/15/2027	713,000	694,838
Total Financials		19,632,479

Health Care - 5.9%
Centene Corp., 4.25%, 12/15/2027	768,000	754,432
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,350,000	1,374,628
HCA, Inc., 5.88%, 02/15/2026	1,150,000	1,162,014
UnitedHealth Group, Inc., 5.25%, 02/15/2028	523,000	544,080
Total Health Care		3,835,154

Industrials - 6.4%
Boeing Co., 6.30%, 05/01/2029 (a)	1,000,000	1,051,540
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)	625,000	640,262
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	575,000	551,233
TransDigm, Inc., 6.88%, 12/15/2030 (a)	750,000	785,282
United Rentals North America, Inc., 5.50%, 05/15/2027	1,150,000	1,151,081
Total Industrials		4,179,398

Materials - 3.1%
Ball Corp., 4.88%, 03/15/2026	988,000	983,997
Celanese US Holdings LLC, 6.17%, 07/15/2027	963,000	997,374
Total Materials		1,981,371

Technology - 4.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	1,053,000	1,021,243
Gartner, Inc., 4.50%, 07/01/2028 (a)	1,000,000	989,715
Oracle Corp., 6.15%, 11/09/2029	1,098,000	1,187,083
Total Technology		3,198,041
TOTAL CORPORATE BONDS (Cost $41,118,486)		42,856,143

ASSET-BACKED SECURITIES - 10.1%
Capital One Financial Corp., Series 2022-A3, Class A, 4.95%, 10/15/2027	100,000	100,618
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	497,971
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	267,249	268,477
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	705,255
Series 2023-A, Class A3, 4.81%, 08/15/2028	300,000	302,135
Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	119,555
Enterprise Fleet Financing
Series 2022-1, Class A2, 3.03%, 01/20/2028 (a)	156,803	156,008
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	140,278	141,484
Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)	100,000	102,444
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	127,906	128,588
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	938,350
Hertz Global Holdings, Inc., Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	500,000	497,044
Hertz Vehicle Financing LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)	150,000	147,700
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	98,713	97,981
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/2028 (a)	10,711	10,664
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027 (a)	273,214	273,606
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	129,864	130,984
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	95,383	96,967
Santander Consumer USA Holdings, Inc., Series 2022-2, Class B, 3.44%, 09/15/2027	67,088	66,715
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	500,000	499,466
Santander Revolving Auto Loan Trust, Series 2019-A, Class C, 3.00%, 01/26/2032 (a)	325,000	323,552
Towd Point HE Trust, Series 2021-HE1, Class A1, 0.92%, 02/25/2063 (a)(c)	66,945	64,909
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(c)	655,098	661,672
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	250,000	257,330
TOTAL ASSET-BACKED SECURITIES (Cost $6,508,040)		6,589,475

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Commercial Mortgage Pass-Through Certificates
Series 2015-CR26, Class A4, 3.63%, 10/10/2048	290,000	285,761
Series 2015-DC1, Class A5, 3.35%, 02/10/2048	100,000	99,411
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	75,632	78,060
Series 4037, Class B, 3.00%, 04/15/2027	88,274	87,033
Series 4838, Class VA, 4.00%, 03/15/2036	249,975	248,759
Series 5451, Class A, 5.00%, 05/25/2049	398,917	399,349
Series K066, Class A2, 3.12%, 06/25/2027	800,000	782,516
Series KJ17, Class A2, 2.98%, 11/25/2025	162,509	161,045
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	159,795	167,671
Series 2011-31, Class DB, 3.50%, 04/25/2031	131,259	128,954
Series 2011-36, Class QB, 4.00%, 05/25/2031	206,594	206,805
Series 2016-97, Class PA, 3.00%, 12/25/2044	650,186	633,500
Series 2020-44, Class TI, 5.50%, 12/25/2035 (d)	539,901	81,575
Series 2023-29, Class JA, 5.50%, 05/25/2036	592,187	600,602
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.98%, 11/25/2047 (a)(c)	250,000	249,054
Series 2015-K44, Class B, 3.84%, 01/25/2048 (a)(c)	460,000	456,614
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	500,000	490,760
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(c)	472,927	480,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,552,230)		5,637,657

U.S. TREASURY SECURITIES - 6.7%
United States Treasury Note/Bond
4.63%, 02/28/2025	1,000,000	1,000,727
4.25%, 10/15/2025	925,000	927,746
4.63%, 03/15/2026	715,000	723,518
4.13%, 06/15/2026	450,000	453,006
4.63%, 09/30/2028	1,000,000	1,038,359
4.13%, 11/15/2032	200,000	205,586
TOTAL U.S. TREASURY SECURITIES (Cost $4,284,209)		4,348,942

MORTGAGE-BACKED SECURITIES - 5.4%
Federal Home Loan Mortgage Corp.
Pool SD8266, 4.50%, 11/01/2052	1,120,772	1,101,776
Pool SD8276, 5.00%, 12/01/2052	444,535	444,760
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	58,010	59,843
Pool 555880, 5.50%, 11/01/2033	97,080	99,861
Pool 890696, 3.00%, 09/01/2030	41,461	40,479
Pool MA0919, 3.50%, 12/01/2031	151,797	149,265
Pool MA2177, 4.00%, 02/01/2035	86,883	86,446
Pool MA4806, 5.00%, 11/01/2052	436,637	437,367
Pool MA4841, 5.00%, 12/01/2052	1,102,632	1,104,453
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,489,094)		3,524,250

U.S. GOVERNMENT AGENCY ISSUES - 1.2%
Federal Farm Credit Banks Funding Corp, 5.48%, 10/02/2028	500,000	505,643
Federal Home Loan Banks, 6.05%, 11/21/2031	250,000	250,334
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $750,000)		755,977

TOTAL INVESTMENTS - 97.8% (Cost $61,702,059)		63,712,444
Money Market Deposit Account - 0.9% (e)		601,290
Other Assets in Excess of Liabilities - 1.3%		852,644
TOTAL NET ASSETS - 100.0%		$65,166,378

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $13,669,167 or 21.0% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(d)	Interest only security.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Madison Short Term Strategic Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$42,856,143	$–	$42,856,143
Asset-Backed Securities	–	6,589,475	–	6,589,475
Collateralized Mortgage Obligations	–	5,637,657	–	5,637,657
U.S. Treasury Securities	–	4,348,942	–	4,348,942
Mortgage-Backed Securities	–	3,524,250	–	3,524,250
U.S. Government Agency Issues	–	755,977	–	755,977
Total Investments	$–	$63,712,444	$–	$63,712,444

Refer to the Schedule of Investments for further disaggregation of investment categories.